Troubled Debts Restructures (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Loan
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	6
Recorded Investment	$ 365
Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	4
Recorded Investment	110
Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	2
Recorded Investment	255
Commercial [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	1
Recorded Investment	31
Commercial [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate - commercial [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate - commercial [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Other real estate construction [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	1
Recorded Investment	49
Other real estate construction [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate 1 - 4 family construction [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate 1 - 4 family construction [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate - residential [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate - residential [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	1
Recorded Investment	238
Home Equity loans [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	2
Recorded Investment	30
Home Equity loans [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Consumer loans [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Consumer loans [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	1
Recorded Investment	17
Other loans [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Other loans [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment